Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (34,053)	$ (31,446)	$ (32,546)	$ (28,954)	$ (28,954)	$ (26,894)
Total other comprehensive loss	(108)	(541)	(2,015)	(120)	339	(924)
Transfer of defined benefit plan	562	(60)	1,081	360	1,116	421
Balance	(34,395)	(34,471)	(34,395)	(34,471)	(32,546)	(28,954)
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(3,808)	(3,034)	(2,420)	(3,875)	(3,875)	(3,372)
Other comprehensive income (loss) before reclassifications	454	(601)	(934)	240	1,455	(503)
Reclassifications to statements of earnings
Total other comprehensive loss	454	(601)	(934)	240	1,455	(503)
Transfer of defined benefit plan
Balance	(3,354)	(3,635)	(3,354)	(3,635)	(2,420)	(3,875)
Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	1,951	3,166	2,470	3,586	3,586	4,007
Other comprehensive income (loss) before reclassifications	(362)	139	(604)	(205)	(469)	592
Reclassifications to statements of earnings	(200)	(79)	(249)	(155)	(647)	(1,013)
Total other comprehensive loss	(562)	60	(1,081)	(360)	(1,116)	(421)
Transfer of defined benefit plan			(228)
Balance	1,389	3,226	1,389	3,226	2,470	3,586
AOCI Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(1,857)	132	50	(289)	(289)	635
Other comprehensive income (loss) before reclassifications	92	(462)	(1,538)	35	986	89
Reclassifications to statements of earnings	(200)	(79)	(249)	(155)	(647)	(1,013)
Total other comprehensive loss	(108)	(541)	(2,015)	(120)	339	(924)
Transfer of defined benefit plan			(228)
Balance	$ (1,965)	$ (409)	$ (1,965)	$ (409)	$ 50	$ (289)